Commitments and Contingent Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Commitments and Contingent Liabilities [Abstract]
Grants value (in Dollars)	$ 3,970
Royalty percentage	4.00%
Maximum aggregate royalties paid	100.00%